Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]:  Amendment Number:  _____

This Amendment (Check only one.):

         \ \ is a restatement.
         \ \ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CDC IXIS Asset Management
                  7, place des Cinq
Address:          Martyrs du Lycee
                  Buffon
                  BP 541 Cedex 15
                  Paris France
                          75725

Form 13F File Number:  To be assigned

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Gruffat
Title: Chief Financial Officer
Phone: 011 33 (1) 42790-5500

Signature, Place, and Date of Signing:

/s/ David Gruffat
------------------------------
[Signature]

BOSTON, MA
------------------------------
[City, State]

February 14, 2002
------------------------------
[Date]

Report Type (Check only one:):

\ \  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
\X\  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)
\ \ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         NAME                                                   13F FILE NUMBER
         ----                                                   ---------------

AEW Capital Management, L.P.                                    28-6538
Harris Associates L.P.                                          28-2013
Jurika & Voyles, L.P.                                           28-2899
Loomis, Sayles & Company, L.P.                                  28-398
Mercury Advisors                                                28-790
Montgomery Asset Management, L.P.                               28-6764
Miller Anderson                                                 28-3432
Reich & Tang Asset Management LLC                               28-4818
RS Investment Management, L.P.                                  28-5452
Snyder Capital Management, L.P.                                 28-6636
Vaughan, Nelson, Scarborough & McCullough L.P.                  28-5840
Westpeak Global Advisors, L.P.                                  28-4372